Other Gains And Losses, and Litigation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 30, 2016
Disclosure of other gains and losses, and litigation [line items]
Other gains and (losses) and litigation	€ 502	€ (215)	[1]	€ 211		€ 211
Sanofi Pasteur MSD [member]
Disclosure of other gains and losses, and litigation [line items]
Purchase price adjustment amount		€ 31

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).